Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current period	$ 5,878	$ 6,852
Adjustment for prior periods	(172)	(686)
Current tax expense (income) and adjustments for current tax of prior periods	5,706	6,166
Deferred tax expense
Origination and reversal of temporary differences	1,012	(955)
Investment tax credits and operating loss carryforward	(4,525)	(657)
Effect of tax rate changes	(1,199)	0
Deferred tax expense (income)	(4,712)	(1,612)
Total income tax expense	$ 994	$ 4,554